Common Stock - Additional Information (Details) - shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Common stock, shares authorized	274,320,131	274,320,131	274,320,131
Preferred Stock, Shares Authorized	215,060,316	215,060,316	215,060,316
Preferred Stock, Shares Outstanding	207,952,902	215,038,192	215,038,192